UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 6/30/17

Item 1. Proxy Voting Records.

Franklin California High Yield Municipal Fund

PUERTO RICO COMWLTH REF-PUB IMPT Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74514LB71
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QA28
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QA51
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QA69
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QA77
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QB92
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QC59
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QD66
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QD74
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QD82
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QD90
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QZZ8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO INDL TOURIST EDL MED & ENVIRONMENTAL CTL FACS F Meeting Date: MAR 30, 2017 Record Date: APR 25, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74527JAC1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO PUB BLDGS AUTH REVGTD Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 745235R37
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

Franklin Tennessee Municipal Bond Fund

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QVX7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO PUB BLDGS AUTH REVGTD Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 745235P70
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JHP3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JLL7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Municipal Securities Trust

By (Signature and Title)* /s/Matthew T. Hinkle

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2017

* Print the name and title of each signing officer under his or her signature.